STOCK HOLDERS DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
CONDENSED CONSOLIDATED BALANCE SHEETS
NOTE 9 - STOCK HOLDERS' DEFICIT

NOTE 9 – STOCK HOLDERS' DEFICIT

Common Stock

During the six months ending June 30, 2022, the Company issued the following:

•	On March 9, 2022, the Company issued 20,000 restricted shares of common stock for a total of $10,000 in cash. The shares were sold at the price of $0.50 per share on the purchase date.
•	On May 3, 2022, the Company issued 8,000 restricted shares of common stock for a total of $4,000 in cash. The shares were sold at the price of $0.50 per share on the purchase date.

On February 13, 2020, the Company granted non-qualified stock options to purchase up to 1,000,000 shares of common stock at an exercise price of $0.60 per share. The option to purchase can be exercised at or after the date of the Company's S1 registration filing of which date is yet to be determined.

On March 13, 2020, the Company granted non-qualified stock options to purchase up to 2,000,000 shares of common stock at an exercise price of $0.60 per share. The option to purchase can be exercised at or after the date of the Company's S1 registration filing of which date is yet to be determined.

Equity Incentive Plan

The Company's 2006 Equity Incentive Plan, as amended and restated (the "Equity Incentive Plan"), provides for grants of stock options as well as grants of stock, including restricted stock. Approximately 3.0 million shares of common stock are authorized for issuance under the Equity Incentive Plan, of which 3.0 million shares were available for issuance as of June 30, 2022

Preferred Stock

The Company has designated 1,000 shares of its preferred stock as Series A Preferred Stock. Each share of Series A Preferred shall have no dividend, voting or other rights except for the right to elect Class I Directors. As of June 30, 2022, the Company has 1,000 shares of Series A Preferred Stock outstanding.

NOTE 9 – STOCKHOLDERS' EQUITY

Common Stock

During the period ended December 31, 2021, the Company issued 400,000 shares of common stock for $200,000 in cash to Jamie Hadfield, a related party, for the sale of common shares. The shares were sold at the price of $0.50 per share.

During the period ended December 31, 2021, the Company issued 11,504 shares of common stock to Vinoth Sambandan, a related party for services rendered during the period year ended December 31, 2020 for an amount of $17,256. The number of shares issued were based on price of each share on the date issued.

During the period ended December 31, 2021, the Company issued 5,385 shares of common stock to Diversified Unlimited, a third party for accounting services rendered during the prior year period ending December 31, 2020 of $3,000 and $3,750 during the period ending December 31, 2021. The number of shares issued were based on price of each share on the date issued.

As of December 31, 2020, the Company issued 472,000 shares for $243,500 in cash proceeds for sale of the common shares.  The shares were sold at the price of $0.50 per share on the date of the grant.

As of December 31, 2020, the Company issued 3,000 shares for $3,000 in cash proceeds for sale of the common shares.  The share were sold at the price of $1.00 per share on the date of the grant.

During the period ended December 31, 2020, the Company issued 36,984 shares of common stock for the conversion of debt and accrued to interest to Willy A Saint-Hilaire at a conversion rate of fifty cents ($0.50) per share per dollar ($1.00) owed.

During the period ended December 31, 2020, the Company issued 140,083 shares of common stock to Vinoth Sambandan for the settlement of the stock payable balance owed through December 31, 2019.

During the period ended December 31, 2020, the Company issued 204,933 shares of common stock to Vinoth Sambandan for the settlement of accounts payable balance owed through December 31, 2019.

During the period ended December 31, 2020, the Company issued 160,000 shares of common stock to Steven Cantor to for settlement of compensation dispute.

During the period ended December 31, 2020, the Company issued 74,000 shares of common stock to third parties for the settlement of accounts payable.

During the period ended December 31, 2020, the Company issued 23,175 shares of common stock to Willy A Saint-Hilaire for interest prepayment of Note Payable.

During the period ended December 31, 2020, the Company issued 4,934 shares of common stock to third parties for services rendered.

During the period ended December 31, 2020, the Company issued 15,978 shares of common stock to Vinoth Sambandan for services rendered.

During the period ended December 31, 2020, the Company granted non-qualified stock warrants purchasing up to 3,000,000 shares of common stock at an exercise price of $0.60 per share.  The option to purchase can be exercised at or after the date of the Company’s S1 registration filing of which date is yet to be determined.

Equity Incentive Plan

The Company’s 2006 Equity Incentive Plan, as amended and restated (the “Equity Incentive Plan”), provides for grants of stock options as well as grants of stock, including restricted stock. Approximately 3.0 million shares of common stock are authorized for issuance under the Equity Incentive Plan, of which 3.0 million shares were available for issuance as of December 31, 2021.

Preferred Stock

The Company has designated 1,000 shares of its preferred stock as Series A Preferred Stock. Each share of Series A Preferred shall have no dividend, voting or other rights except for the right to elect Class I Directors. As of December 31, 2021 and December 31, 2020, the Company has 1,000 shares of Series A Preferred Stock outstanding